UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2003

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      4/25/2003
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   $93,908


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                March 31, 2003

                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMET   OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9      918  1975000 PRN      SOLE                  1640000            335000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1068  2130000 PRN      SOLE                  1480000            650000
ABBOTT LABS                    COM              002824100     3689    98090 SH       SOLE                    64390             33700
ADVANCE PCS, INC               COM              00790K109      717    25295 SH       SOLE                    25295
AGERE CLASS B COMMON STOCK     COM              00845V209       26    17456 SH       SOLE                     6874             10582
AMN HEALTHCARE SERVICES, INC.  COM              001744101      220    20000 SH       SOLE                    20000
AVERY DENNISON CORP            COM              053611109     3687    62841 SH       SOLE                    42341             20500
BRISTOL MYERS SQUIBB CO        COM              110122108      378    17880 SH       SOLE                    17280               600
BURLINGTON RES INC             COM              122014103     4489    94085 SH       SOLE                    63260             30825
CATO CORP                      COM              149205106     2957   155300 SH       SOLE                   120325             34975
CHEVRONTEXACO CORP             COM              166764100     3173    49084 SH       SOLE                    29334             19750
CHICAGO BRIDGE & IRON          COM              167250109     3994   245960 SH       SOLE                   161110             84850
CHOLESTECH CORP                COM              170393102      772    94790 SH       SOLE                    59790             35000
COLGATE PALMOLIVE CO           COM              194162103     2327    42740 SH       SOLE                    27365             15375
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3354    86408 SH       SOLE                    55289             31119
CONAGRA INC                    COM              205887102      549    27324 SH       SOLE                    27324
CORNING INC                    COM              219350105     1612   276051 SH       SOLE                   142851            133200
FEDERAL HOME LN MTG CORP       COM              313400301      338     6360 SH       SOLE                     6360
FIDELITY NATIONAL FINANCIAL    COM              316326107     4900   143472 SH       SOLE                   102462             41010
FPL GROUP                      COM              302571104      530     9000 SH       SOLE                     9000
GPE BRUX LAMBERT               COM              7097328       1972    54770 SH       SOLE                    34320             20450
HANOVER COMPRESSOR             COM              410768105       89    13710 SH       SOLE                    13510               200
HOUSTON EXPLORATION COMPANY    COM              442120101     3451   127815 SH       SOLE                    86990             40825
JOHNSON & JOHNSON              COM              478160104      232     4010 SH       SOLE                     4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2504   222975 SH       SOLE                   147950             75025
LEVEL 3 COMMUNICATIONS         COM              52729N100     1132   219450 SH       SOLE                   118350            101100
LIBERTY MEDIA CO               COM              530718105     2143   220292 SH       SOLE                   142292             78000
LILLY ELI & CO                 COM              532457108      903    15792 SH       SOLE                    15292               500
LINCOLN ELECTRIC HOLDINGS, INC COM              533900106     3032   167885 SH       SOLE                   126735             41150
MCKESSON HBOC INC              COM              58155Q103      990    39700 SH       SOLE                    39700
MONY GROUP INC COM             COM              615337102     1723    82445 SH       SOLE                    56645             25800
NATIONAL FUEL GAS COMPANY      COM              636180101     2206   100850 SH       SOLE                   100850
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3032   124430 SH       SOLE                    89655             34775
NDC HEALTH                     COM              639480102     2699   160950 SH       SOLE                   116875             44075
NEWMONT MNG CORP               COM              651639106     3882   148465 SH       SOLE                    97165             51300
NISOURCE INC.                  COM              65473P105      239    13110 SH       SOLE                    13110
PALL CORP                      COM              696429307      653    32650 SH       SOLE                    32650
PERFORMANCE FOOD GROUP         COM              713755106     3457   112765 SH       SOLE                    83965             28800
PFIZER, INC.                   COM              717081103     1175    37710 SH       SOLE                    37710
PHARMACIA CORP                 COM              71713U102     3957    91390 SH       SOLE                    60665             30725
PLUM CREEK TIMBER              COM              729251108     3021   139930 SH       SOLE                    93755             46175
PUDGET SOUND ENERGY            COM              745332106      234    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      175   242450 SH       SOLE                   161550             80900
RENAL CARE GROUP               COM              759930100     1043    33450 SH       SOLE                    33450
REYNOLDS & REYNOLDS CO         COM              761695105      239     9450 SH       SOLE                     9450
RFS HOTELS INVESTORS, INC      COM              74955J108      895    92300 SH       SOLE                    55300             37000
ROYAL DUTCH PETE CO NY REG SH  COM              780257705      716    17575 SH       SOLE                    17575
SENSE TECHNOLOGIES INC         COM              816923106        2    10000 SH       SOLE                    10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100      981    49000 SH       SOLE                    49000
SUNGARD DATA SYSTEMS           COM              867363103      996    46750 SH       SOLE                    46750
UNOCAL CORP                    COM              915289102      955    36290 SH       SOLE                    36290
VIACOM, INC. - CLASS B         COM              925524308     4091   112027 SH       SOLE                    81548             30479
VULCAN MATERIALS               COM              929160109      975    32260 SH       SOLE                    25760              6500
WYETH                          COM              983024100      416    11000 SH       SOLE                    10800               200
                                              Total         $93,908
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